Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012		Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring charges:
Total Restructuring charges and certain acquisition-related costs	$ 7		$ 80	$ 6	$ 24	$ 25		$ 46	$ 51	$ 20	$ 37	$ 135		$ 154	[1]	$ 202	[1]
Total costs associated with acquisitions and cost-reduction/productivity initiatives	10					38						168		186		219
Restructuring charges	3					24						52		54		55
Direct Cost
Restructuring Cost and Reserve [Line Items]
Integration costs	4	[2]				4	[2]					26	[2]	30	[2]	43	[2]
Restructuring charges:
Employee termination costs												49		53		15
Asset impairment charges												4				5
Exit costs												(1)		1		35
Total Restructuring charges and certain acquisition-related costs	7	[3]				7	[3]					78		84		98
Additional depreciation associated with asset restructuring	0	[4]				3	[4]					11	[5]	9	[5]
Implementation costs														3	[6]
Restructuring charges	3	[7]				3	[7]
Allocated Cost
Restructuring Cost and Reserve [Line Items]
Integration costs	0	[2]				5	[2]					21	[2]	41	[2]	49	[2]
Restructuring charges:
Employee termination costs												19		20		25
Asset impairment charges												10		7		13
Exit costs												7				16
Total Restructuring charges and certain acquisition-related costs	0					18						57		70		104
Transaction costs														2	[8]	1	[8]
Additional depreciation associated with asset restructuring	2	[4]				9	[4]					13	[5]	20	[5]	17	[5]
Implementation costs	1	[9]				1	[9]					9	[6]
Restructuring charges	$ 0	[7]				$ 13	[7]

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	Integration costs represent external, incremental costs directly related to integrating acquired businesses and primarily include expenditures for consulting and the integration of systems and processes.
[3]	The direct charges are associated with the following: • First quarter of 2013-manufacturing/research/corporate ($7 million). • First quarter of 2012-EuAfME ($2 million income), CLAR ($1 million), and manufacturing/research/corporate ($4 million).
[4]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In the first quarter of 2013, included in Selling, general and administrative expenses ($2 million). In the first quarter of 2012, included in Cost of sales ($3 million), and Research and development expenses ($9 million).
[5]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In 2012, included in Cost of sales ($10 million), Selling, general and administrative expenses ($5 million) and Research and development expenses ($9 million). In 2011, included in Cost of sales ($6 million), Selling, general and administrative expenses ($4 million) and Research and development expenses ($19 million). In 2010, included in Selling, general and administrative expenses ($17 million).
[6]	Implementation costs, represent external, incremental costs directly related to implementing cost-reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2012, included in Selling, general and administrative expenses ($8 million) and Research and development expenses ($1 million). In 2011, included in Selling, general and administrative expenses ($2 million) and Research and development expenses ($1 million).
[7]	Restructuring charges for the three months ended March 31, 2013 and April 1, 2012 are primarily related to the integration of FDAH and KAH.
[8]	Transaction costs represent external costs directly related to acquiring businesses and primarily include expenditures for banking, legal, accounting and other similar services.
[9]	Implementation costs-allocated represent external, incremental costs directly related to implementing cost reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2013 and 2012, included in Selling, general and administrative expenses ($1 million and $1 million).